ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2013
Accounting Policies [Abstract]
Basis of Accounting, Policy [Policy Text Block]
The accompanying condensed consolidated and combined carve-out interim financial statements are prepared in accordance with accounting principles generally accepted in the United States ("U.S. GAAP"). The footnotes are condensed as permitted by the requirements for interim financial statements and, accordingly, do not include all of the information and disclosures required under U.S. GAAP for complete financial statements. Therefore, these condensed consolidated and combined carve-out interim financial statements should be read in conjunction with the Partnership’s audited consolidated and combined carve-out financial statements for the year ended December 31, 2012, which are included in the Partnership's Annual Report on Form 20-F.

The Partnership acquired from Golar, the subsidiaries which own (or lease) and operate the FSRUs, the NR Satu in July 2012 and the Golar Grand in November 2012. The Partnership has accounted for these acquisitions as a reorganization of entities under common control. Accordingly, the Partnership's financial statements for the three and six months ended June 30, 2012 have been retroactively adjusted to include the results of these vessels (herein referred to as the "Dropdown Predecessor" within this Report) prior to the date these vessels were acquired by the Partnership, as if the Partnership had acquired these vessels when they began operations under the ownership of Golar. The periods retroactively adjusted include all periods the Partnership, the NR Satu and the Golar Grand were under common control. As a result, these transactions have been recorded at historical book values and the excess of the consideration paid by the Partnership over Golar's historical cost is accounted for as an equity distribution to Golar.

The effect of adjusting the Partnership's financial statements to account for these common control exchanges is shown below:

	Three months ended June 30, 2012			Six months ended June 30, 2012
(in thousands of $)	As revised	Change	As reported	As revised	Change	As reported
Income statement
Time charter revenues	71,193	19,710	51,483	129,796	27,525	102,271
Net income	32,713	10,380	22,333	59,460	15,201	44,259

The condensed consolidated and combined carve-out financial statements reflect the results of operations and cash flows for the three month and six month period ended June 30, 2013 and 2012 of the Dropdown Predecessor, which have been carved out of the consolidated financial statements of Golar. The historical combined financial statements include assets, liabilities, revenues, expenses and cash flows directly attributable to the Dropdown Predecessor.  Accordingly, the historical combined carve-out financial statements reflect adjustments for allocations of certain expenses such as administrative expenses (including share options and pension costs), realized and unrealized interest rate and foreign currency swap derivatives for the period prior to the acquisition date of the vessels referred to as the Dropdown Predecessor. Allocated costs (income) included in the accompanying condensed consolidated and combined carve-out statements of income are as follows:

	Three months ended June 30		Six months ended June 30,
(in thousands of $)	2013	2012	2013	2012
Administrative expenses	—	546	—	1,102
Pension costs	—	48	—	165
Net financial expenses (income)	—	(135)	—	398
	—	459	—	1,665

Under the Partnership Agreement, the general partner has irrevocably delegated to the Partnership's board of directors the power to oversee and direct the operations of, and to manage and determine the strategies and policies of, Golar Partners. During the period from the Partnership's initial public offering ("IPO") in April 2011 until the time of the Partnership's first annual general meeting ("AGM") on December 13, 2012, Golar retained the sole power to appoint, remove and replace all members of the Partnerhip's board of directors. From the first AGM, four of the seven board members became electable by the common unitholders and accordingly, from this date, Golar no longer retains the power to control the board of directors and, hence, the Partnership. As a result, the Partnership is no longer considered to be under common control with Golar and as a consequence, from this date, the Partnership will no longer account for vessel acquisitions from Golar as transfer of equity interests between entities under common control.

In February 2013, the Partnership acquired from Golar 100% interests in the subsidiary that owns and operates the LNG carrier, the Golar Maria, which the Partnership accounted for as an acquisition of a business. Accordingly, the results of the Golar Maria are consolidated into the Partnership's results from the date of its acquisition. There has been no retroactive restatement of the Partnership's financial statements to reflect the historical results of the Golar Maria prior to its acquisition.

Management has deemed the related allocations reasonable to present the financial position, results of operations and cash flows of the Dropdown Predecessor on a stand-alone basis. Furthermore, in the opinion of management these condensed consolidated and combined carve-out interim financial statements reflect all adjustments, of a normal recurring nature, necessary to present fairly, in all material respects, the Partnership's consolidated financial position, results of operations, changes in equity and cash flows for the interim periods presented. The results of operations for the interim periods presented are not necessarily indicative of those for a full fiscal year.

Derivatives, Methods of Accounting, Derivatives Not Designated or Qualifying as Hedges [Policy Text Block]	The cash flows from economic hedges are classified in the same category as the cash flows from the items subject to the economic hedging relationship.
Derivatives, Methods of Accounting, Hedging Derivatives [Policy Text Block]
Certain interest rate swap agreements qualify and are designated for accounting purposes as cashflow hedges. Accordingly, the net gains and losses have been reported in a separate component of accumulated other comprehensive income to the extent the hedges are effective.  The amount recorded in accumulated other comprehensive income will subsequently be reclassified into earnings in the same period as the hedged items affect earnings.